Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Clinic services	$ 1,949,549	$ 1,091,386	$ 1,507,050
Product revenues	82,032	0	0
Total revenues	2,031,581	1,091,386	1,507,050
Direct clinic expenses
Medical personnel costs	693,150	268,905	456,645
Travel clinic costs	100,224	148,142	182,189
Cost of goods sold	32,902	0	0
Total direct clinic expenses	826,276	417,047	638,834
Earnings from clinic operations	1,205,305	674,339	868,216
Operating expenses	2,933,619	2,517,681	2,037,008
Legal and professional fees	1,015,743	1,450,141	1,131,041
Depreciation and amortization expense	327,059	123,473	103,372
Share-based payments	608,944	892,417	5,433
Loss from operations	(3,680,060)	(4,309,373)	(2,408,638)
Other expenses (income)
Listing fee	0	1,308,808	0
Accretion expense	114,515	241,521	667,373
Interest expense	240,539	126,375	186,001
Share issuance costs	129,965	0	0
Interest income	(4,977)	0	0
Gain on debt settlement or accounts payable	(15,130)	0	(106,360)
Gain on termination of leases	(76,617)	0	0
Impairment loss on write off of property and equipment	196,252	0	0
Gain on change in fair value of warrant liability	(2,065,781)	(1,598,425)	0
Gain on change in fair value of conversion feature	(587,229)	(890,136)	0
Impairment of intangible assets	93,757	64,200	0
Impairment of goodwill	2,377,397	0	0
Impairment of assets held for sale	0	57,072	0
Restructuring expense, net	88,808	110,424	0
Other expense (income), net	130,104	60,706	(45,731)
Other expenses (income)	621,603	(519,455)	701,283
Net loss and comprehensive loss for the year	$ (4,301,663)	$ (3,789,918)	$ (3,109,921)
Loss per share
Basic	$ (0.04)	$ (0.06)	$ (0.06)
Diluted	$ (0.04)	$ (0.06)	$ (0.06)
Weighted average number of shares outstanding
Basic	117,289,366	66,670,041	48,072,262
Diluted	117,289,366	66,670,041	48,072,262